Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1&2)	Summary of Compensation Table Total for former PEO(1&3)	Compensation Actually Paid to PEO(1&3)	Compensation Actually Paid to former PEO(1&3)	Average Summary Compensation Table Total for Non-PEO NEOs(1&2)	Average Compensation Actually Paid to Non-PEO NEOs(1&3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss) (thousands)(5)
2023	$1,317,900	$—	$1,317,900	$—	$1,317,722	$1,317,722	$—	$—
2022	$2,585,854	$—	$1,194,099	$—	$1,600,839	$1,850,266	$4	$(93,931)
2021	$2,100,000	$4,839,218	$1,717,945	$(46,892,889)	$767,896	$1,285,299	$14	$28,790

Named Executive Officers, Footnote	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	Christian Fong and Eric Tech	Sarah Weber Wells, Jonathan Norling, Donald Klien and Stacy Constas
2022	Eric Tech	Christian Fong, Thomas (Tod) Hynes III, James Berklas and Colleen Calhoun
2021	Eric Tech and Dimitri Kazarinoff	Thomas (Tod) Hynes III, Cielo Hernandez and James Berklas

PEO Total Compensation Amount	$ 1,317,900	$ 2,585,854
PEO Actually Paid Compensation Amount	$ 1,317,900	1,194,099
Adjustment To PEO Compensation, Footnote	The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, our former PEO and the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			Former PEO			NEO Average
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$1,317,900	$2,585,854	$2,100,000	$—	$—	$4,839,218	$1,317,722	$1,600,839	$767,896
Less: Reported Fair Value of Equity Awards(a)	—	(1,000,000)	(1,800,000)	—	—	—	—	(710,752)	379,039
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	—	741,129	1,417,945	—	—	—	—	607,037	138,364
Add: Fair Value of Equity Awards Granted in the Year that Vested in the Year(b)	—	—	—	—	—	—	—	400,833	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	—	(282,983)	—	—	—	(31,201,780)	—	(7,171)	—
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	—	(849,901)	—	—	—	—	—	(16,286)	—
Less: Fair Value at the end of Prior Year of Equity Awards Granted in Prior Years that Forfeited During the Year(b)	—	—	—	—	—	(20,530,327)	—	(24,234)	—
Compensation Actually Paid	$1,317,900	$1,194,099	$1,717,945	$—	$—	$(46,892,889)	$1,317,722	$1,850,266	$1,285,299
(a)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and market-based restricted stock units. See “Note 16. Share-Based Compensation Expense” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,317,722	1,600,839	$ 767,896
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,317,722	1,850,266	1,285,299
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, our former PEO and the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			Former PEO			NEO Average
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$1,317,900	$2,585,854	$2,100,000	$—	$—	$4,839,218	$1,317,722	$1,600,839	$767,896
Less: Reported Fair Value of Equity Awards(a)	—	(1,000,000)	(1,800,000)	—	—	—	—	(710,752)	379,039
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	—	741,129	1,417,945	—	—	—	—	607,037	138,364
Add: Fair Value of Equity Awards Granted in the Year that Vested in the Year(b)	—	—	—	—	—	—	—	400,833	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	—	(282,983)	—	—	—	(31,201,780)	—	(7,171)	—
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	—	(849,901)	—	—	—	—	—	(16,286)	—
Less: Fair Value at the end of Prior Year of Equity Awards Granted in Prior Years that Forfeited During the Year(b)	—	—	—	—	—	(20,530,327)	—	(24,234)	—
Compensation Actually Paid	$1,317,900	$1,194,099	$1,717,945	$—	$—	$(46,892,889)	$1,317,722	$1,850,266	$1,285,299
(a)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and market-based restricted stock units. See “Note 16. Share-Based Compensation Expense” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Total Shareholder Return Amount	$ 0	4	14
Net Income (Loss)	$ 0	$ (93,931,000)	28,790,000
PEO Name		Eric Tech
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.The amounts reflect the indexed total shareholder return of our common stock at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2020, and reinvestment of dividends, if any.The dollar amounts reported represent the net income reflected in our audited financial statements for the applicable year.
Tech [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,100,000
PEO Actually Paid Compensation Amount			$ 1,717,945
PEO Name	Eric Tech		Eric Tech
Kazarinoff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,839,218
PEO Actually Paid Compensation Amount			$ (46,892,889)
PEO Name			Dimitri Kazarinoff
Fong [Member]
Pay vs Performance Disclosure
PEO Name	Christian Fong
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	741,129
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(282,983)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(849,901)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Tech [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,800,000)
PEO | Tech [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,417,945
PEO | Tech [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tech [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tech [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tech [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kazarinoff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kazarinoff [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kazarinoff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(31,201,780)
PEO | Kazarinoff [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kazarinoff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kazarinoff [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,530,327)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(710,752)	379,039
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	607,037	138,364
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,171)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	400,833	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(16,286)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (24,234)	$ 0